GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Portfolios

Class A, Institutional, Service, Investor, Class R and Class R6 Shares

of the

Goldman Sachs Target Date Retirement Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

(the “Funds”)

Supplement dated November 22, 2021 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated December 29, 2020, as supplemented to date

Effective January 3, 2022, Alexandra Wilson-Elizondo will serve as a portfolio manager for the Funds. Neill Nuttall and Siwen Wu will continue to serve as portfolio managers for the Funds.

Accordingly, effective January 3, 2022, the Funds’ disclosures are modified as follows:

The following replaces in its entirety the second paragraph in the “Summary—Portfolio Management” section of the Prospectus for each Fund and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Neill Nuttall, Managing Director and Chief Investment Officer, MAS, has managed the Fund since 2019; Alexandra Wilson-Elizondo, Managing Director, has managed the Fund since 2022; and Siwen Wu, Vice President, has managed the Fund since 2021.

The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Alexandra Wilson-Elizondo Managing Director

Portfolio Manager—

Goldman Sachs Target
Date Retirement Portfolio

Goldman Sachs Target
Date 2025 Portfolio

Goldman Sachs Target
Date 2030 Portfolio

Goldman Sachs Target
Date 2035 Portfolio

Goldman Sachs Target
Date 2040 Portfolio

Goldman Sachs Target
Date 2045 Portfolio

Goldman Sachs Target
Date 2050 Portfolio

Goldman Sachs Target
Date 2055 Portfolio

Goldman Sachs Target
Date 2060 Portfolio

		Since 2022 2022 2022 2022 2022 2022 2022 2022 2022	Mrs. Wilson-Elizondo is a Managing Director within the MAS Group in GSAM. Prior to joining the Investment Adviser in 2021, Mrs. Wilson-Elizondo was the Deputy Head of Global Credit and a Managing Director at MacKay Shields LLC which she joined in 2015.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

TARGDATETBDSTK 11-21